Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,203,614	$ (87,971)
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,903,341	1,144,023
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	233,730	319,240
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	525,977	(192,473)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	353,091	412,656
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,230)	(260)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	843,528	308,142
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	36,908	(136)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	911,337	296,854
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	300,273	(1,231,994)
Long [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,435,389	4,976,511
Long [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,328,965	1,433,759
Long [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	161,072	348,898
Long [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	581,440	19,772
Long [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	432,675	16,237
Long [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,210,410	660,231
Long [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	56,897	15,935
Long [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	886,471	372,686
Long [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,106,424	3,542,752
Long [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(817,032)	(1,320,858)
Long [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(348,014)	(756,391)
Long [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(23,042)	(108,408)
Long [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(50)	(2,470)
Long [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(75,401)	(77,018)
Long [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(260)
Long [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(150,485)	(265,791)
Long [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(171)	(1,375)
Long [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(98,865)	(301,069)
Long [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(469,018)	(564,467)
Short [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	886,377	1,755,445
Short [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	380,382	1,236,796
Short [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	139,340	80,510
Short [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		5,713
Short [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		584,181
Short [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	370
Short [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	111,678	299,404
Short [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	170	9,499
Short [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	128,824	257,489
Short [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	505,995	518,649
Short [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,301,120)	(5,499,069)
Short [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(457,992)	(770,141)
Short [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(43,640)	(1,760)
Short [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(55,413)	(215,488)
Short [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,183)	(110,744)
Short [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,600)
Short [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(328,075)	(385,702)
Short [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(19,988)	(24,195)
Short [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,093)	(32,252)
Short [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (1,843,128)	$ (4,728,928)